T. ROWE PRICE TOTAL RETURN FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 20.5%
FINANCIAL INSTITUTIONS 4.3%
Banking 1.2%
Danske Bank, 5.375%, 1/12/24 (1)	200	220
FirstRand Bank, VR, 6.25%, 4/23/28 (2)	200	212
Morgan Stanley, 3.70%, 10/23/24	200	214
		646
Brokerage Asset Managers Exchanges 0.4%
Blackstone Property Partners Europe Holdings Sarl, 2.20%,
7/24/25 (EUR)	200	237
		237
Finance Companies 1.3%
AerCap Ireland Capital, 4.625%, 7/1/22	200	211
GE Capital International Funding, 4.418%, 11/15/35	200	203
Park Aerospace Holdings, 5.50%, 2/15/24 (1)	280	304
		718
Financial Other 0.4%
ADO Properties, 1.50%, 7/26/24 (EUR)	200	224
		224
Insurance 0.5%
Acrisure, 8.125%, 2/15/24 (1)	20	21
CNO Financial Group, 5.25%, 5/30/25	115	125
HUB International, 7.00%, 5/1/26 (1)	45	46
Molina Healthcare, 5.375%, 11/15/22	70	75
		267
Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, 3.95%, 1/15/27	135	147
Hat Holdings I / Hat Holdings II, 5.25%, 7/15/24 (1)	125	131
		278
Total Financial Institutions		2,370
First Page Footer

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 15.6%
Basic Industry 1.6%
ABJA Investment, 5.45%, 1/24/28	200	191
Aleris International, 10.75%, 7/15/23 (1)	70	73
ArcelorMittal, 4.55%, 3/11/26	34	36
ArcelorMittal, 6.25%, 2/25/22	55	60
Braskem Finance, 7.375% (3)	200	203
Fufeng Group, 5.875%, 8/28/21	200	209
Hudbay Minerals, 7.625%, 1/15/25 (1)	25	25
Joseph T. Ryerson & Son, 11.00%, 5/15/22 (1)	6	6
Kissner Holdings, 8.375%, 12/1/22 (1)	62	64
		867
Capital Goods 0.6%
Apex Tool Group, 9.00%, 2/15/23 (1)	21	18
Colfax, 6.375%, 2/15/26 (1)	68	74
Pactiv, 7.95%, 12/15/25	40	43
Reynolds Group Issuer, FRN, 3M USD LIBOR + 3.50%, 5.803%,
7/15/21 (1)	70	70
TransDigm, 6.25%, 3/15/26 (1)	70	76
Welbilt, 9.50%, 2/15/24	50	54
		335
Communications 4.1%
Axtel, 6.375%, 11/14/24 (1)	200	203
C&W Senior Financing, 7.50%, 10/15/26 (1)	200	217
CCO Holdings, 5.00%, 2/1/28 (1)	45	47
CCO Holdings, 5.375%, 6/1/29 (1)	50	53
CCO Holdings, 5.875%, 5/1/27 (1)	60	64
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)	68	74
Diamond Sports Group, 5.375%, 8/15/26 (1)	60	63
GCI, 6.625%, 6/15/24 (1)	25	27
Globo Comunicacao e Participacoes, 5.125%, 3/31/27	200	204

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hughes Satellite Systems, 7.625%, 6/15/21	50	54
iHeartCommunications, 6.375%, 5/1/26	18	20
iHeartCommunications, 8.375%, 5/1/27	61	66
Intelsat Jackson Holdings, 8.50%, 10/15/24 (1)	37	37
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	90	104
Intelsat Jackson Holdings, 9.75%, 7/15/25 (1)	20	21
Iridium Communications, 10.25%, 4/15/23 (1)	87	94
Midcontinent Communications / Midcontinent Finance, 5.375%,
8/15/27 (1)	65	67
MTN Mauritius Investments, 6.50%, 10/13/26	200	220
Netflix, 6.375%, 5/15/29 (1)	45	52
Sirius XM Radio, 4.625%, 7/15/24 (1)	50	52
Sprint, 7.875%, 9/15/23	25	28
Sprint Communications, 11.50%, 11/15/21	35	41
T-Mobile USA, 6.50%, 1/15/26	50	54
Turk Telekomunikasyon, 6.875%, 2/28/25 (1)	200	204
Vodafone Group, 4.875%, 6/19/49	125	144
Zayo Group, 6.375%, 5/15/25	54	56
		2,266
Consumer Cyclical 2.1%
Ford Motor Credit, 3.336%, 3/18/21	200	201
General Motors Financial, 4.35%, 4/9/25	105	110
GLP Capital, 5.25%, 6/1/25	160	175
NVA Holdings, 6.875%, 4/1/26 (1)	2	2
Panther BF Aggregator 2, 6.25%, 5/15/26 (1)	45	47
Panther BF Aggregator 2, 8.50%, 5/15/27 (1)	80	78
Scientific Games International, 10.00%, 12/1/22	19	20
Shimao Property Holdings, 5.60%, 7/15/26	200	202
Stars Group Holdings, 7.00%, 7/15/26 (1)	25	26
VICI Properties 1, 8.00%, 10/15/23	23	25
Yanlord Land, 6.75%, 4/23/23	200	205

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Yum! Brands, 5.35%, 11/1/43	34	32
		1,123
Consumer Non-Cyclical 3.2%
Altria Group, 4.80%, 2/14/29	100	113
Altria Group, 5.95%, 2/14/49	10	13
Anheuser-Busch InBev Worldwide, 4.75%, 1/23/29	185	216
Avantor, 9.00%, 10/1/25 (1)	235	264
Bausch Health, 7.00%, 3/15/24 (1)	75	79
Bausch Health, 7.25%, 5/30/29 (1)	48	51
Bausch Health Americas, 8.50%, 1/31/27 (1)	65	72
Bausch Health Americas, 9.25%, 4/1/26 (1)	40	45
Chobani, 7.50%, 4/15/25 (1)	50	46
CVS Health, 4.10%, 3/25/25	200	214
Eagle Holding II, 7.75%, 5/15/22 (1)(4)	75	76
HCA, 7.50%, 2/15/22	80	89
New Albertsons, 5.875%, 2/15/28 (1)	65	69
New Albertsons, 6.625%, 6/15/24	35	37
New Albertsons, 7.50%, 3/15/26 (1)	37	41
Perrigo Finance, 3.90%, 12/15/24	200	205
Post Holdings, 8.00%, 7/15/25 (1)	65	70
RegionalCare Hospital Partners Holdings, 8.25%, 5/1/23 (1)	4	4
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1)	50	53
		1,757
Energy 1.5%
Boardwalk Pipelines, 5.95%, 6/1/26	115	130
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	100	115
DCP Midstream Operating, 8.125%, 8/16/30	87	109
Jagged Peak Energy, 5.875%, 5/1/26	50	50
NGL Energy Partners, 7.50%, 4/15/26 (1)	40	41
Occidental Petroleum, 3.20%, 8/15/26	25	25
Parsley Energy, 6.25%, 6/1/24 (1)	35	36

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Seven Generations Energy, 5.375%, 9/30/25 (1)	35	34
Seven Generations Energy, 6.75%, 5/1/23 (1)	50	50
Targa Resources Partners, 6.50%, 7/15/27 (1)	55	60
Targa Resources Partners, 6.75%, 3/15/24	75	78
Targa Resources Partners, 6.875%, 1/15/29 (1)	3	3
Woodside Finance, 3.70%, 3/15/28 (1)	108	112
		843
Industrial Other 0.1%
Howard Hughes, 5.375%, 3/15/25 (1)	45	46
		46
Technology 1.8%
Baidu, 3.875%, 9/29/23	200	210
Broadcom, 3.625%, 1/15/24	210	214
Micron Technology, 4.64%, 2/6/24	155	165
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (1)	184	207
Solera, 10.50%, 3/1/24 (1)	160	170
		966
Transportation 0.6%
Azul Investments, 5.875%, 10/26/24	200	199
Emirates Airline, 4.50%, 2/6/25	105	107
		306
Total Industrial		8,509
UTILITY 0.6%
Electric 0.6%
Enel Chile, 4.875%, 6/12/28	200	223
NRG Energy, 7.25%, 5/15/26	32	35
Vistra Energy, 8.00%, 1/15/25 (1)	35	37
Vistra Operations, 5.50%, 9/1/26 (1)	30	32
Total Utility		327
Total Corporate Bonds (Cost $10,758)		11,206

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 11.6% (5)
Basic Industry 0.4%
Aleris International, FRN, 3M USD LIBOR + 4.75%, 6.862%,
2/27/23	75	75
Encapsys, FRN, 3M USD LIBOR + 3.50%, 5.612%, 11/7/24	129	129
		204
Brokerage Asset Managers Exchanges 0.2%
Blackstone CQP Holdco, FRN, 3M USD LIBOR + 3.50%,
5.887%, 9/30/24	130	130
		130
Capital Goods 1.2%
Apex Tool Group, FRN, 3M USD LIBOR + 5.50%, 7.612%,
8/1/24	70	68
Brookfield WEC Holdings, FRN, 3M USD LIBOR + 3.50%,
5.612%, 8/1/25	145	144
Charter NEX US, FRN, 3M USD LIBOR + 3.50%, 5.612%,
5/16/24	100	100
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 5.112%,
3/29/25	119	119
Reynolds Group Holdings, FRN, 3M USD LIBOR + 2.75%,
4.862%, 2/5/23	97	97
Welbilt, FRN, 3M USD LIBOR + 2.50%, 4.612%, 10/23/25	94	93
Zekelman Industries, FRN, 3M USD LIBOR + 2.25%, 4.362%,
6/14/21	65	65
		686
Communications 1.1%
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.112%, 8/4/22	63	63
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.612%, 8/4/25	295	299
Formula One Management, FRN, 3M USD LIBOR + 2.50%,
4.612%, 2/1/24	114	112
iHeartCommunications, FRN, 3M USD LIBOR + 4.00%, 6.23%,
5/1/26	31	31
iHeartCommunications, FRN, 3M USD LIBOR + 6.75%, 9.052%,
1/30/20 (6)(7)	30	22
Intelsat Jackson Holdings, 6.625%, 1/2/24	40	40

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Zayo Group, FRN, 3M USD LIBOR + 2.00%, 4.112%, 1/19/21	40	40
		607
Consumer Cyclical 1.6%
Four Seasons Hotels, FRN, 3M USD LIBOR + 2.00%, 4.112%,
11/30/23	73	73
KFC Holding, FRN, 3M USD LIBOR + 1.75%, 3.932%, 4/3/25	58	58
NVA Holdings, FRN, 3M USD LIBOR + 2.75%, 4.862%, 2/2/25	139	139
NVA Holdings, FRN, 3M USD LIBOR + 3.50%, 5.612%, 2/2/25	45	45
Tacala Investment, FRN, 3M USD LIBOR + 7.00%, 9.112%,
1/30/26	95	95
UFC Holdings, FRN, 3M USD LIBOR + 3.25%, 5.37%, 4/29/26	373	373
Wand NewCo 3, FRN, 3M USD LIBOR + 3.50%, 5.713%, 2/5/26	95	95
		878
Consumer Non-Cyclical 2.0%
Avantor Funding, FRN, 3M USD LIBOR + 3.00%, 5.112%,
11/21/24	123	124
Bausch Health Americas , FRN, 3M USD LIBOR + 2.75%,
4.951%, 11/27/25	51	51
Bausch Health Americas , FRN, 3M USD LIBOR + 3.00%,
5.201%, 6/2/25	58	58
Chobani, FRN, 3M USD LIBOR + 3.50%, 5.612%, 10/10/23	70	69
Concentra, FRN, 3M USD LIBOR + 2.75%, 5.21%, 6/1/22	50	50
Emerald TopCo, FRN, 3M USD LIBOR + 3.50%, 5.734%,
7/24/26	140	139
Jaguar Holding II, FRN, 3M USD LIBOR + 2.50%, 4.612%,
8/18/22	240	238
RegionalCare Hospital Partners Holdings, FRN, 3M USD LIBOR
+ 4.50%, 6.645%, 11/16/25	75	74
Sunshine Luxembourg VII, FRN, 3M USD LIBOR + 4.25%,
6.59%, 7/17/26	130	130
Wink Holdco, FRN, 3M USD LIBOR + 3.00%, 5.112%, 12/2/24	89	86
Wink Holdco, FRN, 3M USD LIBOR + 6.75%, 8.87%, 12/1/25	70	69
		1,088

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Electric 0.8%
Eastern Power, FRN, 3M USD LIBOR + 3.75%, 5.862%, 10/2/23	82	82
Pacific Gas & Electric , FRN, 3M USD LIBOR + 2.25%, 4.50%,
12/31/20 (8)	275	276
Vistra Operations, FRN, 3M USD LIBOR + 2.00%, 4.112%,
8/4/23	71	71
		429
Energy 0.7%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 6.362%, 6/24/24	63	57
BCP Raptor, FRN, 3M USD LIBOR + 4.75%, 6.862%, 11/3/25	105	93
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 9.062%, 8/9/22
Acquisition Date: 8/9/17 - 3/1/19, Cost $99 (6)(9)	100	99
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 7.08%,
3/11/26	115	112
		361
Financial Other 0.2%
Trans Union, FRN, 3M USD LIBOR + 2.00%, 4.112%, 6/19/25	84	84
		84
Industrial Other 0.1%
Pike, FRN, 3M USD LIBOR + 3.25%, 5.40%, 7/24/26	54	54
		54
Insurance 0.2%
HUB International, FRN, 3M USD LIBOR + 3.00%, 5.267%,
4/25/25	89	87
		87
Real Estate Investment Trusts 0.1%
Capital Automotive, FRN, 3M USD LIBOR + 6.00%, 8.12%,
3/24/25	73	73
		73
Technology 2.8%
Applied Systems, FRN, 3M USD LIBOR + 3.00%, 5.33%,
9/19/24	89	89
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 9.33%,
9/19/25	145	146

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 5.112%,
7/12/24	125	124
CCC Information Services, FRN, 3M USD LIBOR + 2.75%,
4.87%, 4/29/24	90	89
CCC Information Services, FRN, 3M USD LIBOR + 6.75%,
8.862%, 4/28/25	45	45
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 5.112%,
3/20/24	99	95
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 9.112%,
7/7/25	80	80
Kronos, FRN, 3M USD LIBOR + 3.00%, 5.253%, 11/1/23	188	188
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.503%, 11/1/24	250	255
Refinitiv U.S. Holdings, FRN, 3M USD LIBOR + 3.75%, 5.862%,
10/1/25	254	256
Solera, FRN, 3M USD LIBOR + 2.75%, 4.862%, 3/3/23	75	75
Ultimate Software Group, FRN, 3M USD LIBOR + 3.75%, 6.08%,
5/4/26	110	110
		1,552
Transportation 0.2%
Dynasty Acquisition, FRN, 3M USD LIBOR + 4.00%, 6.33%,
4/6/26	100	100
		100
Total Bank Loans (Cost $6,359)		6,333

ASSET-BACKED SECURITIES 10.7%
Car Loan 2.1%
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class C
4.73%, 9/20/24 (1)	225	239
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1)	130	135
Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1)	225	229

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class C
3.25%, 6/15/22 (1)	99	99
GM Financial Automobile Leasing Trust
Series 2018-1, Class D
3.37%, 10/20/22	195	196
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1)	250	253
		1,151
Credit Card 0.4%
Synchrony Credit Card Master Note Trust
Series 2018-1, Class C
3.36%, 3/15/24	230	232
		232
Other Asset-Backed Securities 7.8%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1)	250	257
Arby's Funding
Series 2015-1A, Class A2
4.969%, 10/30/45 (1)	116	119
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 3.186%, 11/20/28 (1)	295	294
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1)	183	197

Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1)	259	274
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1)	265	266
Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 3.558%, 11/15/26 (1)	375	371
Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 3.978%, 10/22/25 (1)	315	315

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	194	197
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1)	152	153
Jack In the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1)	245	251
Magnetite XVI
Series 2015-16A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.50%, 1/18/28 (1)	285	280
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A
2.51%, 5/20/30 (1)	41	41
Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.503%, 7/15/27 (1)	250	246
Palmer Square
Series 2015-1A, Class BR2, CLO, FRN
3M USD LIBOR + 2.25%, 4.402%, 5/21/29 (1)	250	250
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1)	199	204
Sierra Timeshare Receivables Funding
Series 2015-2A, Class B
3.02%, 6/20/32 (1)	30	30
Sierra Timeshare Receivables Funding
Series 2016-3A, Class B
2.63%, 10/20/33 (1)	156	156
Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (1)	109	113
Southwick Park
Series 2019-4A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.466%, 7/20/32 (1)	250	250
		4,264

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Student Loan 0.4%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1)	175	186
		186
Total Asset-Backed Securities (Cost $5,751)		5,833
NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 16.6%
Collateralized Mortgage Obligations 10.8%
Bayview Opportunity Master Fund Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1)	170	173
COLT Mortgage Loan Trust
Series 2017-2, Class A3A, CMO, ARM
2.773%, 10/25/47 (1)	26	26
COLT Mortgage Loan Trust
Series 2018-2, Class M1, CMO, ARM
4.189%, 7/27/48 (1)	195	199
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (1)	59	58
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A3, CMO, ARM
3.684%, 4/25/58 (1)	89	90
Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (1)	200	205
Deephaven Residential Mortgage Trust
Series 2019-1A, Class M1, CMO, ARM
4.402%, 1/25/59 (1)	210	215
Deephaven Residential Mortgage Trust
Series 2019-3A, Class M1, CMO, ARM
3.405%, 7/25/59 (1)	250	253
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
4.128%, 10/25/47 (1)	265	280

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.595%, 12/25/46 (1)	323	325
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56 (1)	180	184
Homeward Opportunities Fund I Trust
Series 2019-2, Class B1, CMO, ARM
4.087%, 9/25/59 (1)	250	251
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 7/25/59 (1)	241	245
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (1)	130	126
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (1)	320	322
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1)	135	139
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1)	136	141
Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (1)	238	239
Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M2, CMO, ARM
3.981%, 9/25/47 (1)	320	319
Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M2, CMO, ARM
3.741%, 2/25/48 (1)	310	302
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.817%, 5/25/48 (1)	155	152
Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M1, CMO, ARM
4.161%, 8/25/48 (1)	105	106
Structured Agency Credit Risk Debt Notes
Series 2019-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 4.195%, 7/25/49 (1)	250	251

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2016-5, Class A1, CMO, ARM
2.50%, 10/25/56 (1)	55	55
Towd Point Mortgage Trust
Series 2018-3, Class A1, CMO, ARM
3.75%, 5/25/58 (1)	166	173
Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (1)	118	119
Verus Securitization Trust
Series 2018-3, Class M1, CMO, ARM
4.595%, 10/25/58 (1)	202	208
Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (1)	129	129
Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (1)	177	180
Verus Securitization Trust
Series 2019-2, Class B1, CMO, ARM
4.437%, 4/25/59 (1)	225	228
Verus Securitization Trust
Series 2019-INV1, Class B1, CMO
4.991%, 12/25/59 (1)	220	224
		5,917
Commercial Mortgage-Backed Securities 5.8%
Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.595%, 4/15/35 (1)	190	190
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 3.845%, 12/15/36 (1)	190	190
Barclays Commercial Mortgage Trust
Series 2019-C4, Class C
3.469%, 8/15/52	265	273
Citigroup Commercial Mortgage Trust
Series 2019-SST2, Class E, ARM
1M USD LIBOR + 2.00%, 4.50%, 12/15/36 (1)	300	300
Commercial Mortgage Trust
Series 2014-UBS6, Class C, ARM
4.606%, 12/10/47	285	296

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.795%, 5/15/36 (1)	235	236
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A1
2.36%, 6/15/52	235	237
FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
4.101%, 7/25/52 (1)	255	274
GS Mortgage Securities Trust
Series 2016-RENT, Class D, ARM
4.202%, 2/10/29 (1)	202	204
GS Mortgage Securities Trust
Series 2018-FBLU, Class D, ARM
1M USD LIBOR + 2.00%, 4.195%, 11/15/35 (1)	200	200
GS Mortgage Securities Trust
Series 2019-SOHO, Class D, ARM
1M USD LIBOR + 1.60%, 3.795%, 6/15/36 (1)	235	235
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1)	195	210
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS
3.561%, 4/15/48	290	306
		3,151
Total Non-U.S. Government Mortgage-Backed Securities (Cost $8,869)		9,068

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 26.1%
U. S. Government Agency Obligations 20.1% (10)
Federal Home Loan Mortgage
3.00%, 1/1/48 - 3/1/48	812	833
3.50%, 3/1/46	277	290
Federal National Mortgage Assn. , UMBS
2.50%, 11/1/46	364	366
3.00%, 9/1/32 - 11/1/48	709	731
3.50%, 3/1/45 - 6/1/48	523	549
4.00%, 12/1/40 - 10/1/48	881	933

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
4.50%, 6/1/44 - 11/1/48	225	243
5.00%, 7/1/41	183	200
UMBS. , TBA
3.00%, 10/1/49 (11)	720	734
3.50%, 9/1/49 - 10/1/49 (11)	1,350	1,388
4.00%, 10/1/49 (11)	3,590	3,729
4.50%, 10/1/49 (11)	480	505
5.00%, 10/1/49 (11)	510	545
		11,046
U. S. Government Obligations 6.0%
Government National Mortgage Assn.
3.50%, 9/20/43 - 8/20/46	1,023	1,071
4.50%, 6/20/48	184	193
5.00%, 11/20/40 - 6/20/49	636	679
Government National Mortgage Assn. , CMO, IO, 3.50%,
3/20/43	345	35
Government National Mortgage Assn. , TBA, 3.00%, 10/20/49
(11)	1,255	1,293
		3,271
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $14,167)		14,317

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 23.8%
U. S. Treasury Obligations 23.8%
U. S. Treasury Bonds, 2.875%, 11/15/46	1,015	1,211
U. S. Treasury Bonds, 3.00%, 2/15/49	880	1,084
U. S. Treasury Notes, 1.75%, 6/30/24	910	925
U. S. Treasury Notes, 2.125%, 3/31/24	2,415	2,491
U. S. Treasury Notes, 2.375%, 1/31/23 (12)	1,035	1,067
U. S. Treasury Notes, 2.375%, 5/15/29	3,240	3,494
U. S. Treasury Notes, 2.50%, 1/31/21	1,250	1,264
U. S. Treasury Notes, 2.50%, 1/31/24	900	941

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Notes, 2.625%, 2/28/23 (12)	555	578
Total U. S. Treasury Obligations		13,055
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$12,342)		13,055

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.4%
Government Sponsored 0.4%
First Abu Dhabi Bank, VR, 5.25% (2)(3)	200	203
		203
Local Authorities 0.7%
Puerto Rico Commonwealth Aqueduct & Sewer Auth. , Series B,
5.35%, 7/1/27	420	406
		406
Owned No Guarantee 1.3%
Citgo Holding, 9.25%, 8/1/24 (1)	30	32
CNAC HK Finbridge, 4.625%, 3/14/23	200	211
Petrobras Global Finance, 5.999%, 1/27/28	135	149
Petrobras Global Finance, 7.375%, 1/17/27	100	119
Syngenta Finance, 3.933%, 4/23/21 (1)	205	208
		719
Treasuries 1.0%
State of Israel, 5.50%, 1/31/42 (ILS)	1,100	518
		518
Total Foreign Government Obligations & Municipalities (Cost $1,711)		1,846

COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings (7)	1	4
iHeartMedia, Class A (7)	1	8
T-Mobile USA, EC, 4.75%, 2/1/28 (6)(7)	23	—

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
T-Mobile USA, EC, 6.50%, 1/15/26 (6)(7)	50	1
Total Common Stocks (Cost $17)		13
CONVERTIBLE PREFERRED STOCKS 0.4%
INDUSTRIAL 0.3%
Consumer Non-Cyclical 0.2%
Avantor, Series A, 6.25%, 5/15/22	1	57
Danaher, Series A, 4.75%, 4/15/22	—	73
		130
Energy 0.1%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17,
Cost $56 (3)(9)	—	54
		54
		184

UTILITY 0.1%
Electric 0.1%
Southern, Series A, 6.75%, 8/1/22	1	52
Total Convertible Preferred Stocks (Cost $218)		236

SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 2.15% (13)(14)	1,274	1,274
Total Short-Term Investments (Cost $1,274)		1,274

T. ROWE PRICE TOTAL RETURN FUND

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description	Contracts	Notional Amount	$ Value
U. S. Treasury Notes Ten Year futures contracts, Put,
11/22/19 @ $129.00 (7)	30	3,952	10
Total Exchange-Traded Options Purchased (Cost $10)			10
Total Investments in Securities 115.4%
(Cost $61,476)			$63,191
Other Assets Less Liabilities (15.4)%			(8,411)
Net Assets 100.0%			$54,780

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $17,959 and represents 32.8% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(6) Level 3 in fair value hierarchy.
(7) Non-income producing
(8) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2019, was $69 and was valued at $69 (0.1% of net assets).
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $153 and represents 0.3% of net assets.

T. ROWE PRICE TOTAL RETURN FUND

(10)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(11)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $8,194 and represents 15.0% of net assets.
(12)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13)	Affiliated Companies
(14)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
ILS	Israeli Shekel
INR	Indian Rupee
IO	Interest-only security for which the fund receives interest on notional principal
MXN	Mexican Peso
PHP	Philippines Peso
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE TOTAL RETURN FUND

(Amounts In 000s)
SWAPS (0.4)%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)*	$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Bought 0.0%
Goldman Sachs, Protection Bought (Relevant
Credit: Murphy Oil, 4.00%, 6/1/22), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/23	28	—	1	(1)
Total Bilateral Credit Default Swaps, Protection Bought			1	(1)
Total Return Swaps 0.2%
Morgan Stanley, Receive Underlying Reference:
iBoxx USD Liquid Investment Grade Index
Quarterly, Pay Variable 2.387% (3M USD LIBOR)
Quarterly, 9/20/19	2,500	107	(4)	111
Total Bilateral Total Return Swaps			(4)	111
Total Bilateral Swaps			(3)	110

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value*	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.6)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit: Markit
CDX. NA. IG-S32, 5 Year Index), Pay 1.00%
Quarterly, Receive Upon credit default, 6/20/24	2,475	(62)	(62)	—
Total Centrally Cleared Credit Default Swaps, Protection Bought				—

Interest Rate Swaps (0.5)%
10 Year Interest Rate Swap, Pay Fixed 2.206%
Semi-Annually, Receive Variable 2.181% (3M
USD LIBOR) Quarterly, 8/11/27	450	(29)	—	(29)
10 Year Interest Rate Swap, Pay Fixed 2.836%
Semi-Annually, Receive Variable 2.313% (3M
USD LIBOR) Quarterly, 4/5/28	800	(101)	—	(101)

T. ROWE PRICE TOTAL RETURN FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value*	$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed 2.931%
Semi-Annually, Receive Variable 2.303% (3M
USD LIBOR) Quarterly, 7/17/28	475	(62)	1	(63)
10 Year Interest Rate Swap, Pay Fixed 2.981%
Semi-Annually, Receive Variable 2.453% (3M
USD LIBOR) Quarterly, 12/10/28	238	(33)	1	(34)
2 Year Interest Rate Swap, Receive Fixed
2.594% Semi-Annually, Pay Variable 2.313% (3M
USD LIBOR) Quarterly, 4/5/20	3,500	36	—	36
30 Year Interest Rate Swap, Pay Fixed 1.625%
Semi-Annually, Receive Variable 2.117% (3M
USD LIBOR) Quarterly, 8/29/49	60	(1)	—	(1)
30 Year Interest Rate Swap, Pay Fixed 3.027%
Semi-Annually, Receive Variable 2.402% (3M
USD LIBOR) Quarterly, 12/18/48	237	(84)	—	(84)
Total Centrally Cleared Interest Rate Swaps				(276)
Total Centrally Cleared Swaps				(276)
Net payments (receipts) of variation margin to date				334

Variation margin receivable (payable) on centrally cleared
swaps				$58

*Includes interest purchased or sold but not yet collected of $(12)

T. ROWE PRICE TOTAL RETURN FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
Bank of America, N. A.	9/13/19	USD	7	ZAR	107	$ —
Bank of America, N. A.	10/10/19	USD	105	ILS	373	(1)
Bank of America, N. A.	11/12/19	USD	30	ILS	104	—
Bank of America, N. A.	12/13/19	ZAR	107	USD	7	—
Barclays Bank	9/6/19	USD	212	PHP	10,900	3
Barclays Bank	9/6/19	USD	104	PHP	5,448	—
Barclays Bank	9/13/19	USD	7	ZAR	107	—
Barclays Bank	10/4/19	USD	172	INR	12,075	5
Barclays Bank	11/12/19	USD	30	ILS	104	—
Barclays Bank	12/6/19	PHP	5,448	USD	104	—
Barclays Bank	1/10/20	ZAR	107	USD	7	—
BNP Paribas	9/13/19	USD	7	ZAR	107	—
BNP Paribas	11/22/19	USD	134	EUR	120	1
BNP Paribas	12/13/19	ZAR	107	USD	7	—
Canadian Imperial Bank of
Commerce	10/10/19	USD	52	ILS	187	—
Citibank	9/6/19	USD	104	PHP	5,447	—
Citibank	9/13/19	USD	14	ZAR	214	—
Citibank	11/12/19	USD	30	ILS	104	—
Citibank	12/6/19	PHP	5,447	USD	103	—
Citibank	12/13/19	ZAR	214	USD	14	—
Deutsche Bank	9/13/19	ZAR	2,135	USD	152	(11)
Goldman Sachs	11/8/19	USD	92	COP	308,115	3
Goldman Sachs	11/12/19	USD	30	ILS	104	—
Goldman Sachs	11/22/19	USD	135	EUR	121	1
HSBC Bank	10/10/19	USD	52	ILS	187	(1)
HSBC Bank	11/12/19	USD	30	ILS	104	—
JPMorgan Chase	9/13/19	USD	73	ZAR	1,065	3
JPMorgan Chase	9/13/19	USD	35	ZAR	535	—
JPMorgan Chase	11/12/19	USD	30	ILS	104	—
JPMorgan Chase	11/22/19	MXN	2,200	USD	111	(2)
JPMorgan Chase	12/13/19	ZAR	107	USD	7	—
JPMorgan Chase	1/10/20	ZAR	428	USD	28	—
Morgan Stanley	10/2/19	USD	76	BRL	290	6
Morgan Stanley	10/2/19	BRL	585	USD	155	(14)
Morgan Stanley	11/12/19	USD	30	ILS	105	—
Standard Chartered	9/6/19	PHP	21,795	USD	424	(6)
Standard Chartered	11/8/19	COP	616,230	USD	191	(13)
State Street	11/22/19	USD	135	EUR	121	2
UBS Investment Bank	10/4/19	INR	24,150	USD	349	(14)
UBS Investment Bank	11/12/19	USD	30	ILS	104	—
Net unrealized gain (loss) on open forward
currency exchange contracts						$(38)

T. ROWE PRICE TOTAL RETURN FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 4 Euro BOBL contracts	9/19	(599)	$(11)
Long, 15 U.S. Treasury Long Bonds contracts	12/19	2,479	14
Long, 40 U. S. Treasury Notes five year contracts	12/19	4,799	1
Short, 9 U. S. Treasury Notes ten year contracts	12/19	(1,185)	(1)
Long, 18 U. S. Treasury Notes two year contracts	12/19	3,890	2
Long, 12 Ultra U. S. Treasury Bonds contracts	12/19	2,369	12
Net payments (receipts) of variation margin to date			(9)

Variation margin receivable (payable) on open futures contracts			$8

T. ROWE PRICE TOTAL RETURN FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$12	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Government
Reserve Fund	$1,570	¤	¤	$1,274	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,274.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE TOTAL RETURN FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in
Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE TOTAL RETURN FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 55,325	$ —	$ 55,325
Bank Loans	—	6,212	121	6,333
Common Stocks	12	—	1	13
Convertible Preferred Stocks	—	236	—	236
Short-Term Investments	1,274	—	—	1,274
Options Purchased	10	—	—	10
Total Securities	1,296	61,773	122	63,191
Swaps	—	165	—	165
Futures Contracts	8	—	—	8
Forward Currency Exchange Contracts	—	24	—	24
Total	$1,304	$ 61,962	$ 122	$ 63,388
Liabilities
Forward Currency Exchange Contracts	$—	$ 62	$ —	$ 62

1 Includes Corporate Bonds, Asset-Backed Securities, Non- U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed)
and Foreign Government Obligations & Municipalities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2019, totaled $0 for the period ended August 31, 2019. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.

($000 s)
	Beginning	Gain (Loss)			Transfers	Transfers	Ending
	Balance	During	Total		Into	Out of Level	Balance
	6/1/18	Period	Purchases	Total Sales	Level 3	3	8/31/19
Investment in Securities
Common Stocks	$1	$–	$–	$–	$–	$–	$1
Bank Loans	236	3	–	(95)	22	(45)	121
Total	$237	$3	$–	$(95)	$22	$(45)	$122